FAIR VALUE INFORMATION (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ 1,078,381	$ 821,820
Financial liabilities at amortized cost | Accounts payable | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,078,381	821,820
Financial liabilities at amortized cost | Derivative liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	250,000	250,000
Financial liabilities at amortized cost | Derivative liability | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	250,000	250,000
Financial liabilities at amortized cost | Loans payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	151,273	223,240
Financial liabilities at amortized cost | Loans payable | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	151,273	223,240
Financial liabilities at amortized cost | Loans payable, related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	425,551	589,502
Financial liabilities at amortized cost | Loans payable, related parties | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	425,551	589,502
Financial liabilities at amortized cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,330,860	1,853,064
Financial liabilities at amortized cost | Lease liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,330,860	1,853,064
Financial liabilities at amortized cost | Convertible debt obligations, net
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,274,010	1,531,639
Financial liabilities at amortized cost | Convertible debt obligations, net | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,274,010	1,531,639
Financial assets at amortized cost | Cash
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,784,938	2,273,151
Financial assets at amortized cost | Cash | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,784,938	2,273,151
Financial assets at amortized cost | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,018,003	948,341
Financial assets at amortized cost | Accounts receivable | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,018,003	948,341
Financial assets at amortized cost | Other Receivable | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	66,000
Financial assets at amortized cost | Due from related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	44,245	53,851
Financial assets at amortized cost | Due from related parties | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	44,245	53,851
Financial assets at fair value through profit or loss | Investments at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	29,069	29,076
Financial assets at fair value through profit or loss | Investments at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 29,069	$ 29,076